IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of PD Bands to Various Risk Levels	The following table maps the PD bands to various risk levels:

Risk level	PD bands
Exceptionally low	0.01%–0.20%
Very low	0.21%–0.50%
Low	0.51%–2.00%
Medium	2.01%–10.00%
High	10.01%–99.99%
Default	100%

Summary of Exposure to Credit Risk

$ millions, as at October 31			2021			2020
	AIRB approach	Standardized approach	Total	AIRB approach (1)	Standardized approach	Total
Business and government portfolios
Corporate
Drawn	$120,417	$36,321	$156,738	$102,342	$36,603	$138,945
Undrawn commitments	61,417	7,583	69,000	49,473	7,339	56,812
Repo-style transactions	172,827	–	172,827	139,677	–	139,677
Other off-balance sheet	13,644	981	14,625	14,085	1,016	15,101
OTC derivatives	12,914	415	13,329	10,858	786	11,644
	381,219	45,300	426,519	316,435	45,744	362,179
Sovereign
Drawn	125,001	26,272	151,273	133,077	22,664	155,741
Undrawn commitments	8,525	–	8,525	8,354	–	8,354
Repo-style transactions	26,746	–	26,746	38,904	–	38,904
Other off-balance sheet	1,613	–	1,613	1,553	–	1,553
OTC derivatives	2,011	1	2,012	2,187	2	2,189
	163,896	26,273	190,169	184,075	22,666	206,741
Banks
Drawn	12,291	1,565	13,856	12,846	1,241	14,087
Undrawn commitments	1,554	3	1,557	1,552	16	1,568
Repo-style transactions	42,529	–	42,529	24,228	–	24,228
Other off-balance sheet	64,728	–	64,728	59,761	–	59,761
OTC derivatives	5,765	12	5,777	5,805	21	5,826
	126,867	1,580	128,447	104,192	1,278	105,470
Gross business and government portfolios	671,982	73,153	745,135	604,702	69,688	674,390
Less: collateral held for repo-style transactions	225,399	–	225,399	187,832	–	187,832
Net business and government portfolios	446,583	73,153	519,736	416,870	69,688	486,558
Retail portfolios
Real estate secured personal lending
Drawn	261,531	4,835	266,366	231,527	4,799	236,326
Undrawn commitments	36,631	–	36,631	31,390	–	31,390
	298,162	4,835	302,997	262,917	4,799	267,716
Qualifying revolving retail
Drawn	18,181	–	18,181	18,701	–	18,701
Undrawn commitments	54,509	–	54,509	53,085	–	53,085
Other off-balance sheet	327	–	327	271	–	271
	73,017	–	73,017	72,057	–	72,057
Other retail
Drawn	15,578	1,419	16,997	14,869	1,326	16,195
Undrawn commitments	2,937	26	2,963	2,819	28	2,847
Other off-balance sheet	40	–	40	35	–	35
	18,555	1,445	20,000	17,723	1,354	19,077
Total retail portfolios	389,734	6,280	396,014	352,697	6,153	358,850
Securitization exposures	10,823	4,556	15,379	12,276	3,509	15,785
Gross credit exposure	1,072,539	83,989	1,156,528	969,675	79,350	1,049,025
Less: collateral held for repo-style transactions	225,399	–	225,399	187,832	–	187,832
Net credit exposure (2)	$847,140	$83,989	$931,129	$781,843	$79,350	$861,193
(1)	Includes exposures subject to the supervisory slotting approach.
(2)
Excludes exposures arising from derivative and repo-style transactions that are cleared through QCCPs as well as credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or IRB frameworks, including other balance sheet assets that are risk-weighted at 100%, significant investments in the capital of non-financial
institutions that are risk-weighted at 1,250%, settlement risk, and amounts below the thresholds for deduction that are risk-weighted at 250%.

Summary of Breakdown of Our Standardized Credit Risk Exposures by Risk-weight Category	A detailed breakdown of our standardized credit risk exposures by risk-weight category, before considering the effect of credit risk mitigation strategies and before allowance for credit losses, is provided below.

$ millions, as at October 31	Risk-weight category							2021	2020
	0%	20%	35%	50%	75%	100%	150%	Total	Total
Corporate	$–	$–	$–	$–	$–	$45,164	$136	$45,300	$45,744
Sovereign	22,497	2,884	–	103	–	789	–	26,273	22,666
Banks	–	1,495	–	–	–	85	–	1,580	1,278
Real estate secured personal lending	–	–	3,555	–	1,064	206	10	4,835	4,799
Other retail	–	–	–	–	1,372	70	3	1,445	1,354
	$22,497	$4,379	$3,555	$103	$2,436	$46,314	$149	$79,433	$75,841

(1)	See “Securitization exposures” section for securitization exposures that are subject to the standardized approach.

Summary of Rating Profile of OTC Derivative Mark to Market (MTM) Receivables
Rating profile of OTC derivative
mark-to-market
(MTM) receivables

$ billions, as at October 31		2021		2020
	Exposure (1)
Investment grade	$9.87	68.9%	$7.46	74.9%
Non-investment grade	4.39	30.6	2.40	24.1
Watch list	0.07	0.5	0.07	0.7
Default	–	–	0.03	0.3
Unrated	–	–	–	–
	$14.33	100.0%	$9.96	100.0%

(1)	MTM of the OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Summary of Geographic Distribution of Business and Government Exposures Under the AIRB Approach
The following table provides a geographic distribution of our business and government exposures under the AIRB approach, net of collateral held for repo-style transactions.

$ millions, as at October 31, 2021	Canada	U.S.	Europe	Other	Total
Drawn	$170,156	$61,388	$13,678	$12,487	$257,709
Undrawn commitments	50,998	14,133	2,888	3,477	71,496
Repo-style transactions	7,360	5,506	1,485	2,352	16,703
Other off-balance sheet	63,615	8,098	7,815	457	79,985
OTC derivatives	9,863	6,436	2,638	1,753	20,690
	$301,992	$95,561	$28,504	$20,526	$446,583
October 31, 2020	$295,784	$81,982	$21,456	$17,648	$416,870

(1)	Classification by country is primarily based on domicile of debtor or customer.

Summary of Industry-wide Breakdown of Business and Government Exposure
The following table provides an industry-wide breakdown of our business and government exposures under the AIRB approach, net of collateral held for repo-style transactions.

		Undrawn	Repo-style	Other off-	OTC	2021	2020
$ millions, as at October 31	Drawn	commitments	transactions	balance sheet	derivatives	Total	Total
Commercial mortgages	$9,613	$52	$–	$–	$–	$9,665	$8,420
Financial institutions	78,163	14,255	15,571	69,994	9,180	187,163	180,045
Retail and wholesale	7,213	4,235	–	360	312	12,120	10,523
Business services	7,211	3,199	29	592	222	11,253	10,656
Manufacturing – capital goods	2,819	2,220	–	315	223	5,577	5,397
Manufacturing – consumer goods	3,623	2,330	–	247	70	6,270	5,816
Real estate and construction	33,860	9,799	179	1,322	310	45,470	40,652
Agriculture	7,069	2,145	–	35	57	9,306	8,760
Oil and gas	4,693	4,770	–	830	5,638	15,931	13,834
Mining	1,036	3,046	–	691	130	4,903	5,131
Forest products	337	636	–	226	21	1,220	1,239
Hardware and software	2,178	1,162	–	59	23	3,422	2,672
Telecommunications and cable	604	2,053	–	464	319	3,440	2,195
Broadcasting, publishing and printing	431	139	–	1	43	614	665
Transportation	5,822	3,492	–	294	1,281	10,889	9,913
Utilities	13,005	10,702	–	3,434	1,068	28,209	26,590
Education, health, and social services	3,447	1,658	1	196	228	5,530	4,742
Governments	76,585	5,603	923	925	1,565	85,601	79,620
	$257,709	$71,496	$16,703	$79,985	$20,690	$446,583	$416,870

(1)
In the third quarter of 2021, certain amounts by sector were revised from those previously presented to align with our revised sector definition, or to better match the borrowers’ risk profiles with the relevant sectors.

Summary of Credit Quality of Risk-rated Portfolios Exposure
The following table presents the credit quality of our retail portfolios under the AIRB approach.

$ millions, as at October 31				2021	2020
	EAD
Risk level	Real estate secured personal lending	Qualifying revolving retail	Other retail	Total	Total
Exceptionally low	$227,533	$51,801	$3,314	$282,648	$254,621
Very low	39,417	4,599	4,465	48,481	40,731
Low	27,717	9,797	7,204	44,718	42,353
Medium	2,777	6,138	2,636	11,551	12,122
High	424	649	880	1,953	2,322
Default	294	33	56	383	548
	$298,162	$73,017	$18,555	$389,734	$352,697

Summary of Securitization Exposures
The following table provides details on securitization exposures in our banking book, by credit rating.

$ millions, as at October 31	2021	2020
	EAD
Exposures under the AIRB approach
S&P rating equivalent
AAA to BBB-	$10,823	$12,276
BB+ to BB-	–	–
Below BB-	–	–
Unrated	–	–
	10,823	12,276
Exposures under the standardized approach	4,556	3,509
Total securitization exposures	$15,379	$15,785

Summary of Market Risks by Type of Risks

$ millions, as at or for the year ended October 31				2021				2020
	High	Low	As at	Average	High	Low	As at	Average
Interest rate risk	$15.0	$4.1	$5.7	$8.7	$10.6	$3.5	$7.3	$6.1
Credit spread risk	11.8	5.8	8.4	8.5	12.2	1.3	7.0	5.4
Equity risk	7.8	2.3	6.5	4.1	13.5	1.5	3.7	3.8
Foreign exchange risk	3.8	0.4	1.6	1.4	7.0	0.4	2.0	1.8
Commodity risk	6.1	1.0	1.3	3.0	7.9	1.1	2.4	3.1
Debt specific risk	5.7	2.1	2.9	3.1	3.9	1.5	3.0	2.5
Diversification effect (1)	n/m	n/m	(18.5)	(21.2)	n/m	n/m	(12.1)	(14.2)
Total VaR (one-day measure)	$13.9	$4.6	$7.9	$7.6	$22.0	$3.8	$13.3	$8.5
Stressed total VaR (one-day measure)	$40.8	$15.3	$33.2	$28.0	$34.1	$7.4	$30.2	$18.9
IRC (one-year measure) (2)	$266.4	$144.6	$182.3	$203.5	$279.5	$141.8	$175.3	$197.9

(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
(2)	High and low IRC are not equal to the sum of the constituent parts, because the highs and lows of the constituent parts may occur on different days.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Structural Interest Rate Sensitivity - Measures

$ millions (pre-tax), as at October 31		2021		2020
	CAD (1)	USD	CAD (1)	USD
100 basis point increase in interest rates
Increase (decrease) in net interest income	$270	$134	$317	$92
Increase (decrease) in EVE	(684)	(161)	(556)	(348)
25 basis point decrease in interest rates
Increase (decrease) in net interest income	(117)	(70)	(119)	(42)
Increase (decrease) in EVE	161	29	57	49
(1)	Includes CAD and other currency exposures.

Summary of Amortized Cost and Fair Values of Non-trading Equities	The following table provides the amortized cost and fair values of our non-trading
equities:

$ millions, as at October 31		Cost	Fair value
2021	Equity securities designated at FVOCI	$730	$836
	Equity-accounted investments in associates (1)	66	89
		$796	$925
2020	Equity securities designated at FVOCI	$576	$585
	Equity-accounted investments in associates (1)	71	93
		$647	$678
(1)	Excludes our equity-accounted joint ventures. See Note 26 to the consolidated financial statements for further details.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources	Encumbered and unencumbered liquid assets from
on-
and
off-balance
sheet sources are summarized as follows:

$ millions, as at October 31		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets (1)
2021	Cash and deposits with banks	$56,997	$–	$56,997	$252	$56,745
	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	113,515	100,944	214,459	134,370	80,089
	Other debt securities	5,681	5,510	11,191	1,827	9,364
	Equities	37,855	22,996	60,851	25,133	35,718
	Canadian government guaranteed National Housing Act mortgage-backed securities	36,116	948	37,064	14,677	22,387
	Other liquid assets (2)	12,772	3,927	16,699	7,203	9,496
		$262,936	$134,325	$397,261	$183,462	$213,799
2020	Cash and deposits with banks	$62,518	$–	$62,518	$133	$62,385
	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	112,403	92,202	204,605	108,425	96,180
	Other debt securities	4,798	4,288	9,086	2,603	6,483
	Equities	27,169	15,924	43,093	21,449	21,644
	Canadian government guaranteed National Housing Act mortgage-backed securities	40,592	895	41,487	13,084	28,403
	Other liquid assets (2)	10,909	2,109	13,018	5,441	7,577
		$258,389	$115,418	$373,807	$151,135	$222,672

(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select ABS and precious metals.

Summary of Risk Measurement

	CIBC	S&P	Moody’s
Grade	rating	equivalent	equivalent
Investment grade	00–47	AAA to BBB-	Aaa to Baa3
Non-investment grade	51–67	BB+ to B-	Ba1 to B3
Watch list	70–80	CCC+ to C	Caa1 to Ca
Default	90	D	C

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance
sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of our liquidity risk exposure, however this information serves to inform our management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at October 31, 2021	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$34,573	$–	$–	$–	$–	$–	$–	$–	$–	$34,573
Interest-bearing deposits with banks	22,424	–	–	–	–	–	–	–	–	22,424
Securities	2,453	8,440	5,830	4,596	4,632	18,937	44,911	32,562	39,040	161,401
Cash collateral on securities borrowed	12,368	–	–	–	–	–	–	–	–	12,368
Securities purchased under resale agreements	37,147	12,451	10,728	4,580	666	2,000	–	–	–	67,572
Loans
Residential mortgages	1,766	4,565	9,121	13,146	12,919	40,758	161,304	7,947	–	251,526
Personal	703	695	988	963	862	411	3,398	3,947	29,930	41,897
Credit card	234	468	701	701	702	2,806	5,522	–	–	11,134
Business and government	9,366	5,488	9,341	9,907	9,791	24,422	54,542	18,719	8,637	150,213
Allowance for credit losses	–	–	–	–	–	–	–	–	(2,849)	(2,849)
Derivative instruments	2,450	5,851	3,199	1,998	1,567	6,576	6,634	7,637	–	35,912
Customers’ liability under acceptances	9,801	1,109	24	9	15	–	–	–	–	10,958
Other assets	–	–	–	–	–	–	–	–	40,554	40,554
	$133,285	$39,067	$39,932	$35,900	$31,154	$95,910	$276,311	$70,812	$115,312	$837,683
October 31, 2020 (2)	$131,720	$32,390	$42,722	$34,448	$29,883	$102,112	$226,577	$70,961	$98,738	$769,551
Liabilities
Deposits (3)	$30,570	$34,446	$31,584	$40,666	$26,305	$35,021	$48,347	$14,255	$359,964	$621,158
Obligations related to securities sold short	22,790	–	–	–	–	–	–	–	–	22,790
Cash collateral on securities lent	2,463	–	–	–	–	–	–	–	–	2,463
Obligations related to securities sold under repurchase agreements	45,145	17,597	8,038	563	192	345	–	–	–	71,880
Derivative instruments	3,639	5,264	2,660	1,909	1,515	4,382	5,473	7,259	–	32,101
Acceptances	9,804	1,109	24	9	15	–	–	–	–	10,961
Other liabilities	26	49	75	77	80	290	620	916	22,828	24,961
Subordinated indebtedness	–	–	–	–	–	–	–	5,539	–	5,539
Equity	–	–	–	–	–	–	–	–	45,830	45,830
	$114,437	$58,465	$42,381	$43,224	$28,107	$40,038	$54,440	$27,969	$428,622	$837,683
October 31, 2020	$98,552	$40,528	$58,834	$43,919	$26,555	$33,273	$58,938	$26,416	$382,536	$769,551

(1)	Cash includes interest-bearing demand deposits with the Bank of Canada.
(2)	Restated from amounts previously presented.
(3)
Comprises $213.9 billion (2020: $202.2 billion) of personal deposits; $387.1 billion (2020: $351.6 billion) of business and government deposits and secured borrowings; and $20.2 billion (2020: $17.0 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at October 31, 2021	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity (1)	Total
Unutilized credit commitments	$2,324	$10,907	$4,357	$4,972	$5,149	$24,371	$57,189	$3,625	$188,449	$301,343
Securities lending (2)	43,002	4,561	3,015	–	–	–	–	–	–	50,578
Standby and performance letters of credit	3,101	2,511	2,435	3,690	2,740	609	636	53	–	15,775
Backstop liquidity facilities	–	10,522	680	658	10	292	12	–	–	12,174
Documentary and commercial letters of credit	35	63	29	23	3	12	29	–	–	194
Other	978	–	–	–	–	–	–	–	–	978
	$49,440	$28,564	$10,516	$9,343	$7,902	$25,284	$57,866	$3,678	$188,449	$381,042
October 31, 2020	$39,474	$24,451	$11,188	$8,798	$6,427	$20,638	$51,245	$1,714	$173,157	$337,092

(1)	Includes $141.5 billion (2020: $131.3 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $2.5 billion (2020: $1.8 billion) for cash because it is reported on the consolidated balance sheet.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs	The following table provides the contractual maturities of other off-balance
sheet contractual obligations affecting our funding needs:

$ millions, as at October 31, 2021 (1)	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (2)	$124	$136	$161	$259	$124	$472	$661	$136	$2,073
Future lease commitments (1)	–	–	2	3	3	11	69	722	810
Investment commitments	2	1	–	–	–	–	5	329	337
Underwriting commitments	268	–	–	–	–	–	–	–	268
Pension contributions (3)	20	39	58	58	58	–	–	–	233
	$414	$176	$221	$320	$185	$483	$735	$1,187	$3,721
October 31, 2020	$211	$243	$231	$239	$204	$488	$795	$1,625	$4,036

(1)
Excludes operating lease obligations that are accounted for under IFRS 16, which are typically recognized on the consolidated balance sheet, and operating and tax expenses relating to lease commitments. The table includes lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use
asset.

(2)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the next annual period as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and are therefore subject to significant variability.

Summary of Loans Contractually Past Due But Not Impaired	The following table provides an aging analysis of the contractually past due loans that are not impaired.

$ millions, as at October 31	31 to 90 days	Over 90 days	2021 Total	2020 Total (1)
Residential mortgages	$703	$–	$703	$1,152
Personal	146	–	146	222
Credit card	137	66	203	321
Business and government	162	–	162	281
	$1,148	$66	$1,214	$1,976

(1)	Excludes loans less than 30 days past due as such loans are not generally indicative of the borrowers’ ability to repay.